Investment Strategy	Jul. 27, 2026
T. Rowe Price Floating Rate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans and floating rate debt securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders. Most, if not all, of the loans in which the fund invests are rated below investment grade (below BBB, or an equivalent rating) or are not rated by credit rating agencies (commonly referred to as “high yield” or “junk” bonds). The loans in which the fund invests may be referred to as “leveraged loans” because the borrowing companies often have significantly more debt than equity.

The loans held by the fund may be senior or subordinate obligations of the borrower, although the fund normally invests the majority of its assets in senior floating rate loans. In the event of bankruptcy, holders of senior floating rate loans are typically paid (to the extent assets are available) before other creditors of the borrower, such as bondholders and stockholders. Holders of subordinate loans may be paid after more senior bondholders. Loans may or may not be secured by collateral. There is no limit on the fund’s investments in unsecured loans or in companies involved in bankruptcy proceedings, reorganizations, or financial restructurings.

In addition to the fund’s investments in loans, the fund may invest in a variety of debt securities, such as government and agency debt obligations, and investment-grade and high yield corporate bonds. The fund may invest up to 20% of its net assets in fixed rate debt instruments.

Most assets are typically invested in U.S. dollar-denominated floating rate loans and debt instruments, including U.S. dollar-denominated bonds or loans of foreign issuers or lenders. The fund may also invest up to 20% of its total assets in non-U.S. dollar-denominated investments.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans and floating rate debt securities.
T. Rowe Price Multi-Sector Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund invests in a variety of bonds and other debt instruments in seeking to provide high income and some capital appreciation. The fund shifts its investments among various sectors based on market conditions and the investment adviser’s outlook.

Normally, the fund invests its assets in a variety of U.S. and non-U.S. debt securities across the following primary sectors:

•	Below investment-grade corporate debt (including high yield bonds and bank loans);
•	Investment-grade corporate debt (including bonds issued by corporations located in the U.S. and other developed market countries);
•	Securitized debt and vehicles backed by pools of assets such as mortgages, loans, and other receivables (including agency and private mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, and collateralized loan obligations);
•	Government debt (including bonds issued by the U.S. government and its agencies and by governments of other developed market countries); and
•	Emerging market debt (including bonds issued by corporations and governments in emerging market countries).

The proportion of fund assets allocated to each of these sectors will vary with market conditions and the adviser’s assessment of their relative attractiveness as investment opportunities. The fund may opportunistically invest in other sectors or other types of securities in response to market conditions. There is no limit on the fund’s investments in U.S. dollar-denominated foreign debt instruments. Although the fund purchases non-U.S. dollar-denominated securities, the adviser normally seeks to limit the fund’s overall foreign currency exposure by hedging some or all of those holdings to the U.S. dollar. The fund may purchase securities of any maturity, and its weighted average maturity will vary based on interest rates and overall market conditions. The fund may also gain exposure to specific asset classes through the use of certain types of derivatives or by investing in other T. Rowe Price mutual funds and exchange-traded funds that focus their investments in a particular asset class.

The fund may use a variety of derivatives, such as futures, options, forwards, and swaps for a number of purposes, such as for hedging risk or managing certain exposure. Specifically, the fund uses interest rate futures, forward currency exchange contracts, credit default swap indexes (CDX), interest rate swaps, inflation swaps, equity total return swaps, and currency options.

Equity total return swaps are typically used to gain exposure to the equity market without directly investing in the underlying equity securities, going short or long relative to the adviser’s views.

Interest rate futures are typically used to manage the fund’s exposure to changes in interest rates, as a cash management tool, and to adjust portfolio duration or maturity. Interest rate swaps are typically used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Forward currency exchange contracts are typically used to protect the fund’s foreign holdings from adverse currency movements relative to the U.S. dollar but may be used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies. A CDX is a swap on an index or basket of credit default swaps and is typically used to manage the fund’s credit risk efficiently and gain exposure to certain sectors or asset classes (such as high yield). Inflation swaps are typically used to manage the fund’s exposure to inflation risk or to achieve efficient exposure to inflation-linked securities. Currency options are primarily used in an effort to take advantage of currencies that are expected to appreciate in value. The fund may have exposure to non-U.S. currencies through derivatives without holding any securities denominated in those currencies.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.
T. Rowe Price Total Return ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund invests in a diversified portfolio of bonds and other debt instruments. The fund has considerable flexibility in seeking strong returns and its portfolio is constructed with a goal of being able to respond to a wide variety of market conditions. The fund’s investments typically include, but are not limited to, debt instruments issued by the U.S. government and its agencies (such as U.S. Treasury securities), corporate bonds, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and various types of mortgage-backed and asset-backed securities. The fund may invest up to 35% of its net assets in corporate bonds and other debt instruments that are rated below investment grade (below BBB, or an equivalent rating), commonly known as “high yield” or “junk” bonds, by each of the credit rating agencies that have assigned a rating to the security or, if unrated, deemed by the adviser to be below investment grade. The fund may purchase securities of any credit rating, including distressed and defaulted securities. If a holding is split rated (i.e., rated investment grade by at least one credit rating agency and below investment grade by another credit rating agency), the higher rating will be used for purposes of this requirement.

The fund may invest in securities issued by both U.S. and non-U.S. issuers, including issuers in emerging market countries. Up to 20% of the fund’s net assets can be invested in non-U.S. dollar-denominated holdings, and there is no limit on the fund’s investments in U.S. dollar-denominated securities of foreign issuers, including issuers in emerging markets. The fund relies on a classification by an unaffiliated third-party data provider to determine which countries are emerging markets. The fund may also gain exposure to currencies through derivative instruments without holding any bonds or other securities denominated in those particular currencies.

The fund may purchase securities of any maturity and there are no overall maturity restrictions for the portfolio. The fund’s weighted average maturity and duration will generally shift in response to current interest rates and expected interest rate changes.

The fund may use a variety of derivatives, such as futures, forwards, and swaps for a number of purposes, such as or hedging risk or managing certain exposure. Specifically, the fund uses interest rate futures, interest rate swaptions, forward currency exchange contracts, equity options, credit default swaps, total return swaps, credit default swap indexes (CDX), and mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market as a means of adjusting the fund’s duration and gaining exposure to investment-grade bonds.

The fund buys or sells credit default swaps in order to generate returns, adjust the fund’s overall credit quality, or protect the value of certain portfolio holdings, as well as to profit from expected deterioration in the credit quality of an issuer or the widening of credit spreads. Total return swaps and total return basket swaps may be used to obtain exposure to a security without owning or taking physical custody of such security. A CDX is a swap on an index or basket of credit default swaps and is typically used to manage the fund’s credit risk efficiently and gain exposure to certain sectors or asset classes (such as high yield). Interest rate futures are typically used to manage the fund’s exposure to changes in interest rates, as a cash management tool, and to adjust portfolio duration or maturity. Equity options, which include options on single-name securities and equity indices, are primarily used to create or hedge equity exposure. Interest rate swaptions would typically be used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Forward currency exchange contracts may be used to limit overall volatility by protecting the fund’s non-U.S. dollar-denominated holdings from adverse currency movements relative to the U.S. dollar or to generate returns by gaining long or short exposure to certain currencies expected to increase or decrease in value relative to other currencies.

The fund may also purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date, but the delivered securities must meet specified terms and standards. The fund will generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage-backed securities on more preferable terms or to enhance returns, the fund may extend the settlement by entering into “dollar roll” transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price. The fund also expects to engage in short sales of TBA mortgages, including short sales on TBA mortgages the fund does not own, to potentially enhance returns or manage risk.

When deciding whether to adjust allocations among the various types of securities in which the fund may invest, the adviser weighs such factors as the outlook for inflation and the economy, expected interest rate movements, credit conditions, and the yield advantage that lower-rated bonds may offer over investment-grade bonds.

When there is a large yield difference between the various quality levels and the outlook warrants, the fund may move down the credit scale and purchase lower-rated bonds with higher yields, such as junk bonds and emerging market bonds. When the difference is small or the outlook warrants, the fund may concentrate investments in higher-rated issues, such as Treasury securities.

T. Rowe Price U.S. High Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. high yield instruments. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

U.S. high yield instruments, commonly referred to as “junk” bonds, are debt instruments that are, at the time of purchase, rated below investment grade by a credit rating agency (i.e., Baa3 by Moody’s Investors Service, Inc. or below BBB- by S&P Global Ratings or Fitch Ratings, Inc.), or, if not rated by any credit rating agency, deemed by the adviser to be below investment grade. The fund generally relies on a classification by Bloomberg or another unaffiliated data provider to determine whether a holding is economically tied to the U.S.

Most assets are typically invested in U.S. issued instruments and U.S. dollar-denominated instruments. The fund may also invest up to 20% of its total assets in non-U.S. dollar-denominated foreign instruments.

The fund focuses its investments on high yield corporate bonds but may also invest in other income producing instruments including bank loans, convertible securities, and preferred stocks. The fund may purchase securities of any maturity or duration, and its weighted average maturity and duration will vary with market conditions.

In selecting investments, the fund relies extensively on rigorous credit research and analysis. In selecting bonds, the portfolio manager generally evaluates the income provided by the bond and the bond’s appreciation potential, as well as the issuer’s ability to make income and principal payments.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. high yield instruments.
T. Rowe Price Ultra Short-Term Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Bonds and other debt instruments, which are used by issuers to borrow money, typically make periodic interest payments to their holders at a stated rate and then repay the principal on a specified date. The fund invests in a diversified portfolio of shorter-term investment-grade fixed income securities, including corporate, government, mortgage- and asset-backed securities, municipal securities, money market securities and bank obligations, and securities of foreign issuers. All of the securities purchased by the fund will be rated investment grade (i.e., rated in one of the four highest credit rating categories) at the time of purchase by at least one of the credit rating agencies or, if unrated, deemed by the adviser to be investment-grade quality. The fund will not be required to sell a holding if it is later downgraded to a below investment-grade rating. While the fund may purchase an individual security with an effective maturity of up to five years, under normal conditions the fund’s dollar-weighted average effective maturity will be 1.5 years or less.

The fund uses a variety of derivatives, such as futures, forwards, and swaps for a number of purposes, such as hedging risk or managing certain exposure. Specifically, the fund uses interest rate futures, interest rate future options, credit default swap indexes (CDX), and forward currency exchange contracts. Interest rate futures are typically used to manage the fund’s exposure to changes in interest rates, as a cash management tool, and to adjust portfolio duration or maturity. Interest rate future options are used to manage the fund’s cash flow, exposure to changes in interest rates or to adjust portfolio duration. A CDX is a swap on an index or basket of credit default swaps and is typically used to manage the fund’s credit risk efficiently and gain exposure to certain sectors or asset classes (such as high yield). Forward currency exchange contracts are typically used to protect the fund’s non-U.S. dollar-denominated securities from adverse currency movements.

Investment decisions generally reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest. For example, if interest rates are expected to fall, the fund may purchase securities with longer maturities (to the extent consistent with the fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.